N-2 - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001953146
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	CPG VINTAGE ACCESS FUND VI, LLC
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025	For the Period April 14, 2023* Through March 31, 2024
Per unit operating performances:
Net asset value, beginning of period	$10.42		$10.14	$10.00
Activity from investment operations:(1)
Net investment income/(loss)	(0.16)		(0.36)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.79		0.64	(0.14)
Total from investment operations	0.63		0.28	(0.26)

Net Asset Value, end of period	$11.05		$10.42	$10.14

Net Assets, end of period (000s)	$187,071		$121,178	$54,966

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income/(loss)(2)	(3.47	)%(3)	(4.72)%	(2.24	)%(3)
Net investment income/(loss) excluding line of credit related expenses(2)	(2.86	)%(3)	(4.41)%	(2.24	)%(3)
Total expenses(2)	4.40	%(3)	5.76%	5.31	%(3)
Total expenses excluding line of credit related expenses(2)	3.78	%(3)	5.45%	5.31	%(3)

Portfolio turnover	0.00	%(4)	0.00%	0.00	%(4)
Total Return(5)	3.55	%(4)	2.75%	1.44	%(4)

Line of Credit:
Aggregate principal amount, end of period (000s)	$20,000		$29,200	N/A
Average borrowings outstanding during the period (000s)	$38,061		$15,598 (6)	N/A
Asset coverage, end of period per $1,000(7)	$10,354		$5,150	N/A

*    Commencement of operations.

(1)   Selected data is for a single unit outstanding throughout the period. Per unit calculations were performed using the average units outstanding for the period.

(2)   The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)   Net investment loss and total expense ratios have been annualized, except for Organizational Costs which are one time expenses.

(4)   Not annualized.

(5)   Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period. Total returns shown exclude the effect of applicable sales charges.

(6)   Since first borrowing was made on December 30, 2024.

(7)   Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

Senior Securities Amount	$ 20,000,000	$ 29,200,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

CPG Vintage Access Fund VI, LLC (the “Fund”) was organized as a Delaware limited liability company on November 4, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on April 14, 2023. CPG VA Acquisition Fund VI, LLC (“CPG VA Acquisition Fund VI”, or the “Subsidiary”), a wholly owned entity, is consolidated in the Fund’s consolidated financial statements. The Fund’s investment adviser is Macquarie Wealth Advisers, LLC (the “Adviser”), formerly known as Central Park Advisers, LLC, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was April 14, 2023 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of approximately ten months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up fee” amount to the Fund. Such “make-up fee” payment was calculated by applying an annualized rate of 6.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the “make-up fee” payments were paid to and retained as assets of the Fund. This amount is presented as a component of net assets in the Consolidated Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

Share Price [Table Text Block]
Assets
Investments at fair value (cost $168,111,475)	$190,738,128
Cash	24,645,242
Capital contributions receivable	81,600
Interest receivable	22,122
Prepaid Directors’ and Officer fees	29,000
Prepaid expenses and other assets	6,047
Total Assets	215,522,139

Liabilities
Line of credit payable	20,000,000
Payable for investments purchased	3,017,644
Deferred tax liability	2,748,840
Payable to Adviser	908,654
Distribution and servicing fees payable to affiliate	881,598
Line of credit interest expense payable	455,773
Accounting and administration fees payable	244,036
Professional fees payable	67,559
Line of credit commitment fees payable	67,125
Directors’ and Officer fees payable	24,163
Income tax payable	11,306
Other liabilities	24,282
Total Liabilities	28,450,980

Commitments and Contingencies (Notes 3, 8, and 10)

Net Assets	$187,071,159

Composition of Net Assets:
Paid-in capital	$160,778,594
Make-up fee	1,293,660
Total distributable earnings	24,998,905
Net Assets	$187,071,159

Units of Limited Liability Company Interests Outstanding (unlimited number of units authorized)	16,927,253
Net Asset Value per Unit	$11.05

NAV Per Share	$ 11.05
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

9.  LINE OF CREDIT

The Fund may borrow money to manage its cash flow needs associated with calling investor commitments, satisfying capital calls, managing distributions to investors and paying ongoing expenses. The provisions of the 1940 Act provide that the Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

The Fund, along with other funds managed by the Adviser, collectively entered into a $130,000,000 revolving credit facility with Barclays Bank PLC (“Barclays”), which expires on January 24, 2028 subject to the restrictions and terms of the Credit Agreement. The Adviser is entitled to reallocate the facility across the funds throughout the year as needed, therefore, the portion of the facility allocated to the Fund as of September 30, 2025 may not be representative of the average outstanding loan payable during the year. The credit agreement was amended during the period to join a number of tax blocker subsidiaries as subsidiary borrowers under the credit facility, as well as waive Events of Default continuing under the credit agreement relating to the failure of CPG Vintage Access Fund, LLC, CPG Vintage Access Fund III, LLC, and CPG Vintage Access Fund IV, LLC to maintain status as a regulated investment company. As of September 30, 2025, the limit on the Fund’s portion of the credit facility was $60,000,000. For borrowing under this credit facility, the Fund is charged 2.75% (per annum) plus SOFR (Secured Overnight Financing Rate) on amounts borrowed. The commitment fee on the daily unused loan balance of the line of credit accrues at 0.75% and is included in Line of credit commitment fees on the Consolidated Statement of Operations. For the period ended September 30, 2025, the average annualized interest rate charged and the average outstanding loan payable, was as follows:

Average Annualized Interest Rate	7.05%
Average Outstanding Loan Payable	$38,061,069

Long Term Debt, Principal	$ 130,000,000
Long Term Debt, Structuring [Text Block]

The Fund may borrow money to manage its cash flow needs associated with calling investor commitments, satisfying capital calls, managing distributions to investors and paying ongoing expenses. The provisions of the 1940 Act provide that the Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

The Fund, along with other funds managed by the Adviser, collectively entered into a $130,000,000 revolving credit facility with Barclays Bank PLC (“Barclays”), which expires on January 24, 2028 subject to the restrictions and terms of the Credit Agreement. The Adviser is entitled to reallocate the facility across the funds throughout the year as needed, therefore, the portion of the facility allocated to the Fund as of September 30, 2025 may not be representative of the average outstanding loan payable during the year. The credit agreement was amended during the period to join a number of tax blocker subsidiaries as subsidiary borrowers under the credit facility, as well as waive Events of Default continuing under the credit agreement relating to the failure of CPG Vintage Access Fund, LLC, CPG Vintage Access Fund III, LLC, and CPG Vintage Access Fund IV, LLC to maintain status as a regulated investment company. As of September 30, 2025, the limit on the Fund’s portion of the credit facility was $60,000,000. For borrowing under this credit facility, the Fund is charged 2.75% (per annum) plus SOFR (Secured Overnight Financing Rate) on amounts borrowed.